Offerings	Jul. 03, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 7,725,857,484
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,182,829
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of June 30, 2025, the maximum number of shares of the Registrant’s common stock to which this transaction applies is estimated to be 358,477,540, which consists of (1) 260,594,348 shares of Class A common stock; (2) 44,049,523 shares of
Class B-1
common stock; (3) 44,049,523 shares of
Class B-2
common stock; (4) 71,199 shares of Class A common stock underlying outstanding time-based restricted stock units entitled to receive the per share merger consideration of $25.00; (5) 8,217,147 shares of Class A common stock underlying outstanding options entitled to receive the per share merger consideration of $25.00; and (6) 1,495,800 shares of Class A common stock which may be purchased under the Registrant’s employee stock purchase plan before the closing of the transaction.

(2)
Per unit price or other underlying value of transaction computed pursuant to Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”): Estimated solely for the purposes of calculating the filing fee, as of June 30, 2025, the underlying value of the transaction was calculated based on the sum of (1) the product of 260,594,348 outstanding shares of Class A common stock and the per share merger consideration of $25.00; (2) the product of 44,049,523 shares of
Class B-1
common stock and the per share merger consideration of $25.00; (3) the product of 44,049,523 shares of
Class B-2
common stock and the per share merger consideration of $0.0000100115; (4) the product of 71,199 shares of Class A common stock underlying outstanding time-based restricted stock units held by non-employee
directors and the per share merger consideration of $25.00; (5) the product of 8,217,147 shares of Class A common stock underlying outstanding stock options and $8.59, which is the difference between the per share merger consideration of $25.00 and the options’ weighted average exercise price of $16.41; and (6) 1,495,800 shares of Class A common stock which may be purchased under the Registrant’s employee stock purchase plan before the closing of the transaction entitled to receive the per share merger consideration of $25.00.

(3)
In accordance with Section 14(g) of the Exchange Act and Rule
0-11
under the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction as calculated in note (2) above by 0.00015310.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of June 30, 2025, the maximum number of shares of the Registrant’s common stock to which this transaction applies is estimated to be 358,477,540, which consists of (1) 260,594,348 shares of Class A common stock; (2) 44,049,523 shares of
Class B-1
common stock; (3) 44,049,523 shares of
Class B-2
common stock; (4) 71,199 shares of Class A common stock underlying outstanding time-based restricted stock units entitled to receive the per share merger consideration of $25.00; (5) 8,217,147 shares of Class A common stock underlying outstanding options entitled to receive the per share merger consideration of $25.00; and (6) 1,495,800 shares of Class A common stock which may be purchased under the Registrant’s employee stock purchase plan before the closing of the transaction.

(2)
Per unit price or other underlying value of transaction computed pursuant to Rule
0-11
under the Securities Exchange Act of 1934, as amended (the “Exchange Act”): Estimated solely for the purposes of calculating the filing fee, as of June 30, 2025, the underlying value of the transaction was calculated based on the sum of (1) the product of 260,594,348 outstanding shares of Class A common stock and the per share merger consideration of $25.00; (2) the product of 44,049,523 shares of
Class B-1
common stock and the per share merger consideration of $25.00; (3) the product of 44,049,523 shares of
Class B-2
common stock and the per share merger consideration of $0.0000100115; (4) the product of 71,199 shares of Class A common stock underlying outstanding time-based restricted stock units held by non-employee
directors and the per share merger consideration of $25.00; (5) the product of 8,217,147 shares of Class A common stock underlying outstanding stock options and $8.59, which is the difference between the per share merger consideration of $25.00 and the options’ weighted average exercise price of $16.41; and (6) 1,495,800 shares of Class A common stock which may be purchased under the Registrant’s employee stock purchase plan before the closing of the transaction entitled to receive the per share merger consideration of $25.00.

(3)
In accordance with Section 14(g) of the Exchange Act and Rule
0-11
under the Exchange Act, the filing fee was determined by multiplying the proposed maximum aggregate value of the transaction as calculated in note (2) above by 0.00015310.